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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number:  1

         This Amendment (Check only one.):       [X] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:   028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

 /s/ Eric Salzman                   New York, NY             October 1, 2008
---------------------------     -----------------------    ---------------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                     39
                                                            ------------------

Form 13F Information Table Value Total:                               $130,912
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ----------                 -------------------------

         NONE

                                                            RNK Capital LLC
                                                      Form 13F Information Table
                                                     Quarter ended June 30, 2008

                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                          Title of          Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                     Class            Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
AECOM TECHNOLOGY
CORPORATION                 COM           00766T100    $4,229    130,000  SH        Sole                         130,000
------------------------------------------------------------------------------------------------------------------------------------

AES CORP                    COM           00130H105    $961       50,000  SH   Put  Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------

ALPHA NATURAL RESOURCES,
INC.                        COM           02076X102    $1,043     10,000  SH        Sole                          10,000
------------------------------------------------------------------------------------------------------------------------------------

AMERON INTERNATIONAL CORP   COM           030710107    $8,183     68,200  SH        Sole                          68,200
------------------------------------------------------------------------------------------------------------------------------------

CADIZ INC                   COM NEW       127537207    $2,318    143,787  SH        Sole                         143,787
------------------------------------------------------------------------------------------------------------------------------------

CALGON CARBON CORPORATION   COM           129603106    $618       40,000  SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA WATER SERVICE
GROUP                       COM           130788102    $1,799     54,893  SH        Sole                          54,893
------------------------------------------------------------------------------------------------------------------------------------

CENTERPOINT ENERGY, INC.    COM           15189T107    $964       60,000  SH        Sole                          60,000
------------------------------------------------------------------------------------------------------------------------------------

CMS ENERGY CORPORATION      COM           125896100    $1,490    100,000  SH        Sole                         100,000
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA DE SANEAMENTO
BASICO DO ESTADO DE SAO     SPONSORED
PAULO                       ADR           20441A102    $4,604     90,000  SH        Sole                          90,000
------------------------------------------------------------------------------------------------------------------------------------

CONSOL ENERGY INC.          COM           20854P109    $2,247     20,000  SH        Sole                          20,000
------------------------------------------------------------------------------------------------------------------------------------

CONSTELLATION ENERGY
GROUP                       COM           210371100    $1,642     20,000  SH        Sole                          20,000
------------------------------------------------------------------------------------------------------------------------------------

DANAHER CORPORATION
(DELAWARE)                  COM           235851102    $9,663    125,000  SH        Sole                         125,000
------------------------------------------------------------------------------------------------------------------------------------

DRYSHIPS INC                SHS           Y2109Q101    $4,009     50,000  SH        Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                          Title of          Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                     Class            Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
DRYSHIPS INC                SHS           Y2109Q101    $4,009     50,000  SH  Call  Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------

ENERGY EAST CORPORATION     COM           29266M109    $451       18,234  SH        Sole                          18,234
------------------------------------------------------------------------------------------------------------------------------------

ENERGY EAST CORPORATION     COM           29266M109    $994       40,000  SH  Call  Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

FIRST SOLAR, INC.           COM           336433107    $8,730     32,000  SH        Sole                          32,000
------------------------------------------------------------------------------------------------------------------------------------

FLOWSERVE CORPORATION       COM           34354P105    $2,105     15,400  SH        Sole                          15,400
------------------------------------------------------------------------------------------------------------------------------------

GORMAN-RUPP CO              COM           383082104    $398       10,000  SH        Sole                          10,000
------------------------------------------------------------------------------------------------------------------------------------

GREAT LAKES DREDGE &
DOCK CORP                   COM           390607109    $1,955    320,000  SH        Sole                         320,000
------------------------------------------------------------------------------------------------------------------------------------

INSITUFORM TECHNOLOGIES
INC                         CL A          457667103    $518       34,000  SH        Sole                          34,000
------------------------------------------------------------------------------------------------------------------------------------

ITRON INC                   COM           465741106    $4,583     46,600  SH        Sole                          46,600
------------------------------------------------------------------------------------------------------------------------------------

ITRON INC                   COM           465741106    $4,918     50,000  SH  Call  Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------

ITT CORPORATION             COM           450911102    $2,533     40,000  SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------

LAYNE CHRISTENSEN COMPANY   COM           521050104    $2,759     63,000  SH        Sole                          63,000
------------------------------------------------------------------------------------------------------------------------------------

LINDSAY CORPORATION         COM           535555106    $1,275     15,000  SH        Sole                          15,000
------------------------------------------------------------------------------------------------------------------------------------

MUELLER WATER PRODUCTS,
INC.                        COM SER A     624758108    $101       12,500  SH        Sole                          12,500
------------------------------------------------------------------------------------------------------------------------------------

NATIONAL OILWELL VARCO,
INC.                        COM           637071101    $532        6,000  SH        Sole                           6,000
------------------------------------------------------------------------------------------------------------------------------------

NORTHEAST UTILITIES         COM           664397106    $766       30,000  SH        Sole                          30,000
------------------------------------------------------------------------------------------------------------------------------------

NORTHERN OIL AND GAS,
INC.                        COM           665531109    $2,282    171,818  SH        Sole                         171,818
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Investment Discretion         Voting Authority
                                                    Fair Market
                                                       Value    Shares or
                          Title of          Cusip      (in      Principal SH/  Put/       Shared  Shared Other
Issuer                     Class            Number  thousands)    Amount  PRN  Call Sole  Defined Other  Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
NORTHWESTERN CORPORATION    COM NEW       668074305    $3,178    125,000  SH        Sole                         125,000
------------------------------------------------------------------------------------------------------------------------------------

ROPER INDS INC (NEW)        COM           776696106    $9,553    145,000  SH        Sole                         145,000
------------------------------------------------------------------------------------------------------------------------------------

SJW CORP                    COM           784305104    $1,187     44,945  SH        Sole                          44,945
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR                     UNIT SER 1    78462F103    $25,596   200,000  SH   Put  Sole                         200,000
------------------------------------------------------------------------------------------------------------------------------------

TETRA TECH INC (NEW)        COM New       88162G103    $2,262    100,000  SH        Sole                         100,000
------------------------------------------------------------------------------------------------------------------------------------

UNISOURCE ENERGY CORP
HLD CO                      COM           909205106    $698       22,500  SH        Sole                          22,500
------------------------------------------------------------------------------------------------------------------------------------

VALMONT INDUSTRIES INC      COM           920253101    $5,215     50,000  SH        Sole                          50,000
------------------------------------------------------------------------------------------------------------------------------------

WATTS WATER TECHNOLOGIES
INC                         CL A          942749102    $548       22,000  SH   Put  Sole                          22,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                $130,912
(in thousands)
